Common Stock Options (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted average risk-free interest rate	1.72%
Expected life in years	4 years 9 months
Weighted Avg Expected Volatility	93.80%
Expected dividend yield	$ 0
Equity Option [Member]
Expected life in years	5 years 6 months	5 years 6 months
Expected dividend yield	$ 0	$ 0
Equity Option [Member] | Minimum
Weighted average risk-free interest rate	1.58%	1.43%
Weighted Avg Expected Volatility	94.40%	99.50%
Equity Option [Member] | Maximum
Weighted average risk-free interest rate	1.62%	1.49%
Weighted Avg Expected Volatility	105.30%	103.40%